DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR		LIBOR
Net income/expense related to derivative instruments	$ (0.3)		$ 3.6	$ 2.0
Total Return Swap
Derivative [Line Items]
Net income/expense related to derivative instruments		$ 0.4